Goodwill and Intangible Assets - Schedule of Finite-Lived and Indefinite-Lived intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total gross carrying amount	$ 5,381	$ 5,336	$ 5,314
Total accumulated amortization	(2,730)	(2,459)	(2,087)
Total finite-lived intangible assets — net	2,651	2,877	3,227
Indefinite lived intangible assets	0	25	25
Intangible assets — net	2,651	2,902	3,252
Customer related intangible assets
Finite-Lived Intangible Assets [Line Items]
Total gross carrying amount	2,748	2,734	2,715
Total accumulated amortization	(1,188)	(1,081)	(924)
Patents and other technology-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Total gross carrying amount	1,901	1,897	1,893
Total accumulated amortization	(1,185)	(1,055)	(880)
Tradenames and other amortizable intangible assets
Finite-Lived Intangible Assets [Line Items]
Total gross carrying amount	732	705	706
Total accumulated amortization	$ (357)	$ (323)	$ (283)